Schedule of Portfolio Investments

March 31, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.7%)

Communication Services (2.1%):

Cogent Communications Holdings, Inc.	1,280	104,922

Fluent, Inc.(a)	9,876	11,555

MSG Networks, Inc.(a)	3,066	31,273

QuinStreet, Inc.(a)	2,776	22,347

Shenandoah Telecommunication Co.	1,904	93,772

Techtarget, Inc.(a)	1,828	37,675

Telephone & Data Systems, Inc.	2,000	33,520

The Meet Group, Inc.(a)	8,152	47,852

		382,916
Consumer Discretionary (11.0%):

Acushnet Holdings Corp.	2,860	73,559

American Public Education, Inc.(a)	1,961	46,927

America’s Car-Mart, Inc.(a)	670	37,755

Asbury Automotive Group, Inc.(a)	699	38,605

At Home Group, Inc.(a)	1,860	3,757

Bloomin’ Brands, Inc.	2,898	20,692

Boot Barn Holdings, Inc.(a)	1,073	13,874

Brinker International, Inc.	1,380	16,574

Cavco Industries, Inc.(a)	209	30,292

Century Communities, Inc.(a)	1,756	25,480

Cheesecake Factory, Inc.	1,757	30,010

Conn’s, Inc.(a)	1,402	5,860

Dave & Buster’s	1,108	14,493

del Taco Restaurants, Inc.(a)	6,238	21,396

Denny’s Corp.(a)	4,061	31,188

Dine Brands Global, Inc.	719	20,621

Dorman Products, Inc.(a)	671	37,086

Fox Factory Holding Corp.(a)	930	39,060

Funko, Inc.(a)	1,796	7,166

Garrett Motion, Inc.(a)	4,324	12,367

G-III Apparel Group Ltd.(a)	1,241	9,556

Group 1 Automotive, Inc.	645	28,548

Haverty Furniture Cos., Inc.	2,510	29,844

Hilton Grand Vacations(a)	1,669	26,320

Hooker Furniture Corp.	1,932	30,159

Installed Building Products(a)	862	34,368

iRobot Corp.(a)	655	26,790

Jack In The Box, Inc.	687	24,079

KB Home	1,742	31,530

La Z Boy, Inc.	1,625	33,394

LCI Industries	604	40,365

LGI Homes, Inc.(a)	612	27,632

M/I Homes, Inc.(a)	1,524	25,192

Malibu Boats, Inc.(a)	1,381	39,759

MarineMax, Inc.(a)	2,614	27,238

Mastercraft Boat Holdings, Inc.(a)	2,350	17,155

MDC Holdings, Inc.	1,516	35,171

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Discretionary (continued)

Meritage Corp.(a)	737	26,908

Modine Manufacturing Co.(a)	3,556	11,557

Monro, Inc.	749	32,814

Movado Group, Inc.	1,513	17,884

Murphy USA, Inc.(a)	880	74,236

Oxford Industries, Inc.	852	30,893

PetMed Express, Inc.	2,210	63,603

Rent-A-Center, Inc.	2,028	28,676

RH(a)	204	20,496

Ruth’s Hospitality Group, Inc.	4,334	28,951

Sally Beauty Holdings, Inc.(a)	2,589	20,919

Shoe Carnival, Inc.	1,051	21,829

Sonic Automotive, Inc.	1,271	16,879

Stamps.com, Inc.(a)	219	28,488

Standard Motor Products	1,425	59,237

Steven Madden Ltd.	1,642	38,143

Stitch Fix, Inc.(a)	1,398	17,755

Stoneridge, Inc.(a)	2,014	33,735

Sturm Ruger & Co.	1,232	62,721

Tailored Brands, Inc.	5,357	9,321

Taylor Morrison Home Corp.(a)	4,658	51,237

The Buckle, Inc.	2,070	28,380

The Children’s Place, Inc.	523	10,230

The Michaels Cos., Inc.(a)	2,893	4,687

Tilly’s, Inc.	3,626	14,975

Tri Pointe Group, Inc.(a)	4,256	37,325

Tupperware Corp.	2,057	3,332

Visteon Corp.(a)	395	18,952

Wingstop, Inc.	750	59,775

Winnebago Industries, Inc.	1,255	34,902

Wolverine World Wide, Inc.	1,909	29,017

Yeti Holdings, Inc.(a)	959	18,720

Zumiez, Inc.(a)	1,255	21,737

		1,992,176
Consumer Staples (5.2%):

B&G Foods, Inc.	3,067	55,482

Central Garden And Pet Co.(a)	1,419	36,284

elf Beauty, Inc.(a)	1,976	19,444

Hostess Brands, Inc.(a)	6,311	67,275

Ingles Markets, Inc.	1,746	63,135

Inter Parfums, Inc.	1,021	47,323

John B. Sanfilippo & Son, Inc.	702	62,759

Lifevantage Corp.(a)	2,638	27,171

Medifast, Inc.	521	32,563

National Beverage Corp.(a)	908	38,726

PriceSmart, Inc.	694	36,470

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Staples (continued)

Sprouts Farmers Market, Inc.(a)	3,885	72,222

The Chefs’ Warehouse, Inc.(a)	1,805	18,176

The Simply Good Foods Co.(a)	2,356	45,377

Tootsie Roll Industries, Inc.	2,655	95,479

Usana Health Sciences, Inc.(a)	609	35,176

WD-40 Co.	480	96,408

Weis Markets, Inc.	2,177	90,694

		940,164
Energy (1.7%):

Apergy Corp.(a)	1,705	9,804

Arch Coal, Inc.	630	18,207

Archrock, Inc.	4,805	18,067

Cactus, Inc., Class A	1,681	19,499

CONSOL Energy, Inc.(a)	3,312	12,221

Core Laboratories N.V.	946	9,782

Delek US Holdings, Inc.	1,197	18,865

Falcon Minerals Corp.	6,392	13,743

Gulfport Energy Corp.(a)	9,692	4,310

Liberty Oilfield Services, Inc.	3,824	10,287

Magnolia Oil & Gas Corp.(a)	4,631	18,524

Matrix Service Co.(a)	2,380	22,538

Murphy Oil Corp.	1,976	12,113

Newpark Resources, Inc.(a)	5,233	4,694

Peabody Energy Corp.	2,553	7,404

Propetro Holding Corp.(a)	3,347	8,368

Rex American Resources Corp.(a)	731	33,999

Solaris Oilfield Infrast, Class A	3,447	18,097

World Fuel Services Corp.	1,449	36,485

		297,007
Banks (25.1%):

Ameris BanCorp	1,661	39,465

Atlantic Union Bankshares	1,757	38,478

Bancfirst Corp.	1,474	49,187

BancorpSouth Bank	2,584	48,889

Banner Corp.	1,279	42,258

Berkshire Hills BanCorp, Inc.	2,286	33,970

Brookline BanCorp, Inc.	5,896	66,507

Cadence BanCorp	2,676	17,528

Cathay General BanCorp	2,137	49,044

Centerstate Banks, Inc.	3,114	53,654

City Holding Co.	1,105	73,516

Columbia Banking System, Inc.	1,915	51,322

CVB Financial Corp.	4,045	81,102

FB Financial Corp.	1,891	37,291

First BanCorp.	6,666	35,463

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Banks (continued)

First Busey Corp.	3,250	55,608

First Commonwealth Financial Corp.	6,220	56,851

First Financial BanCorp.	2,914	43,448

First Interstate Bancsys, Class A	2,158	62,237

First Merchants Corp.	1,773	46,967

First Midwest BanCorp, Inc.	3,781	50,042

First Source	1,761	57,109

Fulton Financial Corp.	5,267	60,518

Great Western BanCorp, Inc.	1,998	40,919

Heartland Financial USA, Inc.	1,497	45,209

Hilltop Holdings, Inc.	3,181	48,097

Home Bancshares, Inc.	3,375	40,466

Hope BanCorp, Inc.	4,544	37,352

Independent Bank Group, Inc.	1,362	32,252

International Bancshares Corp.	1,829	49,164

Lakeland Financial Corp.	1,888	69,384

NBT BanCorp, Inc.	2,454	79,485

Old National BanCorp	4,844	63,892

Pacific Premier BanCorp, Inc.	1,977	37,247

Park National Corp.	805	62,500

Renasant Corp.	1,970	43,025

S&T BanCorp, Inc.	2,206	60,268

Sandy Spring BanCorp	2,299	52,049

Seacoast Banking Corp.(a)	2,727	49,931

Servisfirst Bancshares, Inc.	2,055	60,253

Simmons First National Corp., Class A	2,813	51,759

South State Corp.	986	57,908

Southside Bancshares, Inc.	2,442	74,212

Texas Capital Bancshares, Inc.(a)	1,001	22,192

Tompkins Financial Corp.	991	71,154

Towne Bank	2,879	52,081

Trustmark Corp.	2,328	54,242

United Community Banks, Inc.	2,428	44,457

Veritex Holdings, Inc.	2,890	40,373

WesBanco, Inc.	2,081	49,320

Westamerica BanCorp.	1,466	86,170

Artisan Partners Asset Management, Inc., Class A	2,544	54,671

Cohen & Steers, Inc.	1,556	70,720

Houlihan Lokey, Inc.	1,825	95,119

Moelis & Co.	1,842	51,760

Waddell & Reed Financial, Class A	4,269	48,581

Green Dot Corp., Class A(a)	1,100	27,929

Navient Corp.	4,920	37,294

Nelnet, Inc., Class A	1,427	64,800

PRA Group, Inc.(a)	1,989	55,135

World Acceptance Corp.(a)	345	18,840

Cannae Holdings, Inc.(a)	2,749	92,064

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Banks (continued)

Amerisafe, Inc.	1,651	106,440

Employers Holdings, Inc.	2,088	84,585

FBL Financial Group, Inc., Class A	1,401	65,385

Goosehead Insurance, Inc., Class A(a)	759	33,874

James River Group Holdings Ltd.	2,656	96,253

Kinsale Capital Group, Inc.	644	67,317

National General Holdings Corp.	3,529	58,405

Safety Insurance Group, Inc.	945	79,786

Axos Financial, Inc.(a)	1,882	34,121

Capitol Federal Financial, Inc.	7,272	84,427

Columbia Financial, Inc.(a)	6,857	98,740

Kearny Financial Corp.	7,661	65,808

Meta Financial Group, Inc.	1,482	32,189

NMI Holdings, Inc.(a)	2,093	24,300

Northwest Bancshares, Inc.	6,590	76,246

Oceanfirst Financial Corp.	3,637	57,865

Pennymac Financial Services	2,431	53,749

Provident Financial Services, Inc.	3,742	48,122

Walker & Dunlop, Inc.	1,091	43,935

Washington Federal, Inc.	2,310	59,968

WSFS Financial Corp.	1,718	42,813

		4,557,056
Health Care (9.6%):

Addus Homecare Corp.(a)	674	45,562

AMN Healthcare Services, Inc.(a)	1,075	62,146

ANI Pharmaceuticals, Inc.(a)	861	35,077

Anika Therapeutics, Inc.(a)	640	18,502

Atrion Corp.	113	73,450

Biolife Solutions, Inc.(a)	2,032	19,304

Biospecifics Technologies Corp.(a)	1,118	63,246

Biotelemetry, Inc.(a)	1,222	47,059

Computer Programs & Systems	2,356	52,421

CONMED Corp.	819	46,904

Corcept Therapeutics, Inc.(a)	2,787	33,137

CorVel Corp.(a)	934	50,912

Eagle Pharmaceuticals, Inc.(a)	761	35,006

Enanta Pharmaceuticals, Inc.(a)	680	34,972

Ensign Group, Inc.	1,372	51,601

Healthstream, Inc.(a)	3,023	72,401

Innoviva, Inc.(a)	4,748	55,837

Inogen, Inc.(a)	575	29,705

Integer Holdings Corp.(a)	814	51,168

Iradimed Corp.(a)	1,358	28,993

Lantheus Holdings, Inc.(a)	2,105	26,860

Lemaitre Vascular, Inc.	1,488	37,081

Medpace Holdings, Inc.(a)	522	38,304

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Health Care (continued)

Meridian Bioscience, Inc.(a)	5,092	42,773

Merit Medical Systems, Inc.(a)	1,463	45,719

National Healthcare Corp.	1,180	84,642

Nextgen Healthcare, Inc.(a)	2,864	29,900

Omnicell, Inc.(a)	566	37,118

Patterson Cos., Inc.	3,756	57,429

Phibro Animal Health Corp., Class A	1,596	38,576

Quidel Corp.(a)	800	78,248

Select Medical Holdings Corp.(a)	4,106	61,590

Simulations Plus, Inc.	1,280	44,698

Staar Surgical Co.(a)	1,255	40,486

Supernus Pharmaceuticals, Inc.(a)	1,682	30,259

Tactile Systems Technology, Inc.(a)	982	39,437

Tivity Health, Inc.(a)	2,797	17,593

U.S. Physical Therapy, Inc.	523	36,087

Utah Medical Products, Inc.	567	53,326

		1,747,529
Industrials (23.3%):

AAON, Inc.	1,190	57,501

ABM Industries, Inc.	1,982	48,282

Aerovironment, Inc.(a)	794	48,402

Alamo Group, Inc.	559	49,628

Albany International Corp.	750	35,498

Allegiant Travel Co.	511	41,800

Ameresco, Inc.(a)	3,886	66,179

American Woodmark Corp.(a)	570	25,975

Applied Industrial Technologies, Inc.	1,166	53,310

Arcbest Corp.	1,724	30,204

Astronics Corp.(a)	1,356	12,448

Atkore International Group, Inc.(a)	1,957	41,234

AZZ, Inc.	1,760	49,491

Barnes Group, Inc.	1,276	53,375

BMC Stock Holdings, Inc.(a)	2,496	44,254

Brady Corp.	1,563	70,538

Builders FirstSource, Inc.(a)	2,361	28,875

Chart Industries, Inc.(a)	818	23,706

Comfort Systems USA, Inc.	1,175	42,946

DMC Global, Inc.	676	15,555

DXP Enterprise, Inc.(a)	1,009	12,370

Echo Global Logistics, Inc.(a)	2,355	40,223

Encore Wire Corp.	1,217	51,102

Energy Recovery, Inc.(a)	4,295	31,955

EnerSys	807	39,963

Ennis, Inc.	4,074	76,510

ESCO Technologies, Inc.	1,025	77,807

Federal Signal Corp.	2,092	57,070

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (continued)

Forward Air Corp.	1,178	59,666

Franklin Electric Co.	1,422	67,018

GATX Corp.	926	57,930

Gibraltar Industries, Inc.(a)	1,751	75,152

GMS, Inc.(a)	1,466	23,060

Gorman-Rupp Co.	1,961	61,203

H&E Equipment Services, Inc.	1,754	25,749

Healthcare Services Group	1,761	42,106

Heartland Express, Inc.	3,531	65,571

Heidrick & Struggles International, Inc.	1,527	34,358

Helios Technologies, Inc.	941	35,683

Hillenbrand, Inc.	1,911	36,519

HNI Corp.	1,733	43,654

Hub Group, Inc., Class A(a)	1,192	54,200

ICF International, Inc.	1,022	70,210

Interface, Inc.	3,387	25,606

Jeld-Wen Holding, Inc.(a)	2,752	26,777

Kadant, Inc.	775	57,854

Kaman Corp.	1,387	53,358

Kennametal, Inc.	1,756	32,697

Kimball International, Inc.	3,267	38,910

Knoll, Inc.	2,950	30,444

Kratos Defense & Security Solutions, Inc.(a)	2,379	32,925

Marten Transport Ltd.	2,445	50,171

Matson, Inc.	1,650	50,523

Matthews International Corp., Class A	1,394	33,721

McGrath Rentcorp	1,048	54,894

Meritor, Inc.(a)	2,591	34,331

Mesa Air Group, Inc.(a)	4,838	15,917

Moog, Inc.	761	38,453

MRC Global, Inc.(a)	3,970	16,912

Mueller Industries, Inc.	2,025	48,479

MYR Group, Inc.(a)	1,529	40,045

National Presto Industries, Inc.	713	50,489

Now, Inc.(a)	4,449	22,957

NV5 Global, Inc.(a)	463	19,117

Patrick Industries, Inc.	955	26,893

PGT Innovations, Inc.(a)	2,725	22,863

Primoris Services Corp.	3,210	51,039

Proto Labs, Inc.(a)	385	29,310

Raven Industries, Inc.	1,773	37,641

Regal Beloit Corp.	1,050	66,097

Resources Connection, Inc.	4,916	53,929

Rush Enterprises, Inc., Class A	1,743	55,637

Ryder System, Inc.	1,002	26,493

Saia, Inc.(a)	540	39,712

Simpson Manufacturing Co., Inc.	1,101	68,240

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (continued)

SkyWest, Inc.	1,200	31,428

SP Plus Corp.(a)	2,139	44,384

Spirit Airlines, Inc.(a)	1,157	14,914

SPX Corp.(a)	1,559	50,886

Standex International Corp.	599	29,363

Steelcase, Inc., Class A	3,084	30,439

Systemax, Inc.	1,922	34,077

Tennant Co.	779	45,143

The Greenbrier Cos., Inc.	1,515	26,876

Thermon Group Holdings, Inc.(a)	2,968	44,728

TriMas Corp.(a)	2,899	66,966

Trinity Industries, Inc.	2,871	46,137

Triton International Ltd.	1,896	49,050

TrueBlue, Inc.(a)	2,726	34,784

U.S. Ecology, Inc.	1,051	31,950

Universal Forest Products, Inc.	1,400	52,066

Universal Logistics Holdings, Inc.	1,953	25,584

Valmont Industries, Inc.	591	62,634

Vectrus, Inc.(a)	830	34,370

Vicor Corp.(a)	1,122	49,974

Wabash National Corp.	4,260	30,757

Werner Enterprises, Inc.	1,949	70,671

WESCO International, Inc.(a)	1,394	31,853

		4,169,748
Information Technology (11.5%):

Advanced Energy Industries, Inc.(a)	853	41,362

Anixter International, Inc.(a)	797	70,032

Axcelis Technologies, Inc.(a)	2,570	47,057

Badger Meter, Inc.	1,407	75,416

Belden, Inc.	797	28,756

Benchmark Electronics, Inc.	2,332	46,617

Brooks Automation, Inc.	1,068	32,574

Cass Information Systems, Inc.	1,519	53,408

Comtech Telecommunications Corp.	1,404	18,659

CSG Systems International, Inc.	1,274	53,317

CTS Corp.	1,951	48,560

Digi International, Inc.(a)	4,009	38,246

Diodes, Inc.(a)	1,099	44,658

Ebix, Inc.	1,043	15,833

eplus, Inc.(a)	594	37,196

Evertec, Inc.	1,800	40,914

Exlservice Holdings, Inc.(a)	1,266	65,870

Fabrinet(a)	841	45,885

FormFactor, Inc.(a)	2,546	51,149

Greensky, Inc.(a)	3,907	14,925

Ichor Holding Ltd.(a)	1,762	33,760

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Information Technology (continued)

II-VI, Inc.(a)	1,343	38,276

Insight Enterprises, Inc.(a)	1,087	45,795

Intelligent Systems Corp.(a)	410	13,936

KEMET Corp.	1,670	40,347

ManTech International Corp.	1,122	81,536

Mesa Laboratories, Inc.	176	39,792

Methode Electronics, Inc.	1,526	40,332

MTS Systems Corp.	1,484	33,390

Napco SEC System, Inc.(a)	1,140	17,294

NIC, Inc.	2,193	50,439

Onto Innovation, Inc.(a)	1,270	37,681

OSI Systems, Inc.(a)	625	43,075

Paysign, Inc.(a)	1,749	9,025

PC Connection, Inc.	1,100	45,331

Perficient, Inc.(a)	1,636	44,319

Photronics, Inc.(a)	4,829	49,546

Plexus Corp.(a)	1,013	55,269

Power Integrations, Inc.	609	53,792

Progress Software Corp.	1,311	41,952

Rogers Corp.(a)	250	23,605

ScanSource, Inc.(a)	2,033	43,486

Semtech Corp.(a)	907	34,013

Smart Global Holdings, Inc.(a)	1,091	26,511

SPS Commerce, Inc.(a)	1,139	52,975

Sykes Enterprises, Inc.(a)	2,911	78,946

Ttec Holdings, Inc.	1,327	48,727

Virtusa Corp.(a)	1,142	32,433

Vishay Intertechnology, Inc.	2,898	41,760

		2,067,777
Materials (7.2%):

Advansix, Inc.(a)	2,046	19,519

Allegheny Technologies, Inc.(a)	2,323	19,746

American Vanguard Corp.	3,622	52,374

Balchem Corp.	569	56,172

Cabot Corp.	1,197	31,266

Carpenter Technology Corp.	991	19,325

Chase Corp.	590	48,551

Chemours Co.	2,239	19,860

Commercial Metals Co.	2,545	40,186

Domtar Corp.	1,722	37,264

Ferro Corp.(a)	3,930	36,785

Futurefuel Corp.	3,377	38,059

GCP Applied Technologies(a)	2,705	48,149

Greif, Inc., Class A	1,227	38,147

H.B. Fuller Co.	1,324	36,979

Hawkins, Inc.	1,270	45,212

Schedule of Portfolio Investments (concluded)

March 31, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Materials (continued)

Innospec, Inc.	819	56,912

Intrepid Potash, Inc.(a)	12,098	9,678

Kaiser Aluminum Corp.	680	47,109

Kraton Corp.(a)	1,617	13,098

Kronos Worldwide, Inc.	4,065	34,309

Louisiana-Pacific Corp.	2,616	44,943

Minerals Technologies, Inc.	1,086	39,378

Neenah, Inc.	997	43,001

PolyOne Corp.	1,719	32,609

PQ Group Holdings, Inc.(a)	4,167	45,420

Quaker Chemical Corp.	384	48,492

Ryerson Holding Corp.(a)	4,293	22,839

Schnitzer Steel Industries, Inc.	2,301	30,005

Sensient Technologies Corp.	1,379	60,000

Stepan Co.	822	72,714

SunCoke Energy, Inc.	7,388	28,444

U.S. Steel Corp.	2,907	18,343

Warrior Met Coal, Inc.	2,269	24,097

Worthington Industries, Inc.	1,603	42,078

		1,301,063
Real Estate (0.3%):

Marcus & Millichap, Inc.(a)	1,724	46,720

		46,720
Utilities (2.7%):

Chesapeake Utilities Corp.	1,058	90,681

MGE Energy, Inc.	1,120	73,326

Middlesex Water Co.	1,106	66,493

Otter Tail Corp.	2,020	89,810

SJW Group	1,656	95,667

Unitil Corp.	1,548	80,991

		496,968

Total Common Stocks (Cost $25,420,640)		17,999,124

Total Investments (Cost $25,420,640) — 99.7%		17,999,124

Other assets in excess of liabilities — 0.3%		60,380

NET ASSETS - 100.00%		18,059,504

Percentages indicated are based on net assets as of March 31, 2020.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Russell 2000 Mini Index June Future (U.S. Dolllar)	6/19/20	1	$ 57,380	$(5,547)

				$(5,547)

Schedule of Portfolio Investments

March 31, 2020
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.6%)

Communication Services (0.8%):
Cable One, Inc.	552	907,494

		907,494

Consumer Discretionary (8.1%):
Advance Auto Parts, Inc.	2,800	261,296
Aptiv PLC	4,287	211,092
AutoZone, Inc.(a)	491	415,386
Booking Holdings, Inc.(a)	231	310,769
BorgWarner, Inc.	10,084	245,747
Bright Horizons Family Solutions, Inc.(a)	4,164	424,728
Burlington Stores, Inc.(a)	1,530	242,444
CarMax, Inc.(a)	4,856	261,398
Columbia Sportswear Co.	4,160	290,243
Dollar General Corp.	3,125	471,906
Dr Horton, Inc.	8,708	296,072
Five Below(a)	2,553	179,680
Garmin Ltd.	5,112	383,196
Gentex Corp.	17,641	390,925
Genuine Parts Co.	6,394	430,508
Grand Canyon Education, Inc.(a)	2,921	222,828
Kohl’s Corp.	5,689	83,003
Lear Corp.	3,236	262,925
Lennar Corp.	8,098	309,344
LKQ Corp.(a)	13,812	283,284
Mohawk Industries, Inc.(a)	2,785	212,328
NVR, Inc.(a)	134	344,261
O’Reilly Automotive, Inc.(a)	1,400	421,470
Pool Corp.	2,570	505,699
Pultegroup, Inc.	12,663	282,638
Ross Stores, Inc.	4,868	423,370
Service Corp. International	13,340	521,728
Tapestry, Inc.	9,520	123,284
Tractor Supply Co.	5,077	429,261
Yum China Holdings, Inc.	8,492	362,014

		9,602,827

Consumer Staples (2.6%):
Casey’s General Stores, Inc.	3,469	459,608
Costco Wholesale Corp.	2,314	659,790
Lamb Weston Holding, Inc.	6,619	377,945
McCormick & Co., Inc.	3,348	472,771
Monster Beverage Corp.(a)	7,222	406,310
The JM Smucker Co.	4,975	552,225
US Foods Holding Corp.(a)	13,370	236,783

		3,165,432

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Energy (2.3%):
Cabot Oil & Gas Corp.	24,008	412,697
ConocoPhillips	7,437	229,060
Continental Resources, Inc.	7,570	57,835
Diamondback Energy, Inc.	3,838	100,556
EOG Resources, Inc.	4,967	178,415
Halliburton Co.	15,990	109,532
HollyFrontier Corp.	6,868	168,335
Kinder Morgan, Inc.	34,222	476,369
Marathon Oil Corp.	24,696	81,250
Occidental Petroleum Corp.	9,769	113,125
ONEOK, Inc.	8,344	181,983
Phillips 66	5,118	274,580
Schlumberger Ltd.	11,000	148,390
Valero Energy Corp.	4,383	198,813

		2,730,940

Financials (11.0%):
Aflac, Inc.	14,951	511,922
Arch Capital Group Ltd.(a)	16,610	472,721
Arthur J Gallagher & Co.	8,129	662,595
Assurant, Inc.	4,861	505,981
BOK Financial Corp.	6,007	255,658
Brown & Brown, Inc.	18,880	683,835
CBOE Global Markets, Inc.	5,423	484,003
Commerce Bancshares, Inc.	10,330	520,115
Credit Acceptance Corp.(a)	1,044	266,940
E*TRADE Financial Corp.	11,001	377,554
East West BanCorp, Inc.	8,355	215,058
FactSet Research Systems, Inc.	2,062	537,522
Fidelity National Financial, Inc.	14,270	355,038
First American Financial Corp.	10,683	453,066
Franklin Resources, Inc.	17,293	288,620
Globe Life, Inc.	7,417	533,801
Intercontinental Exchange, Inc.	8,017	647,373
Invesco Ltd.	26,360	239,349
LPL Financial Holdings, Inc.	4,963	270,136
MarketAxess Holdings, Inc.	1,063	353,522
Morningstar, Inc.	4,056	471,510
MSCI, Inc.	1,971	569,540
New York Community BanCorp, Inc.	38,601	362,463
People’s United Financial, Inc.	32,840	362,881
Reinsurance Group of America, Inc.	4,309	362,559
Santander Consumer USA Holdings, Inc.	19,714	274,222
SEI Investments Co.	8,904	412,611
Signature Bank	3,845	309,100
SVB Financial Group(a)	1,646	248,678

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Financials (continued)

Synovus Financial Corp.	11,394	200,079
TCF Financial Corp.	10,648	241,284
WR Berkley Corp.	11,391	594,268

		13,044,004

Health Care (12.6%):
ABIOMED, Inc.(a)	1,508	218,901
Agilent Technologies, Inc.	6,038	432,442
Align Technology, Inc.(a)	1,186	206,305
Bruker Corp.	8,578	307,607
Centene Corp.(a)	7,755	460,725
Cerner Corp.	8,006	504,298
Charles River Laboratories International, Inc.(a)	3,360	424,066
Chemed Corp.	1,646	713,046
DENTSPLY Sirona, Inc.	7,633	296,389
Edwards Lifesciences Corp.(a)	1,845	348,004
Elanco Animal Health, Inc.(a)	14,703	329,200
Encompass Health Corp.	7,288	466,651
Exelixis, Inc.(a)	19,592	337,374
Henry Schein, Inc.(a)	7,997	404,008
Hill-Rom Holdings, Inc.	5,481	551,389
IDEXX Laboratories, Inc.(a)	1,722	417,137
Illumina, Inc.(a)	1,158	316,273
Incyte Corp.(a)	4,770	349,307
Insulet Corp.(a)	1,758	291,265
Intuitive Surgical, Inc.(a)	827	409,539
IQVIA Holdings, Inc.(a)	3,610	389,375
Jazz Pharmaceuticals PLC(a)	3,457	344,801
Masimo Corp.(a)	3,006	532,423
Mettler-Toledo International(a)	712	491,642
Molina Healthcare, Inc.(a)	2,684	374,982
PerkinElmer, Inc.	6,163	463,950
PRA Health Sciences, Inc.(a)	4,522	375,507
Regeneron Pharmaceuticals, Inc.(a)	1,306	637,707
ResMed, Inc.	2,927	431,118
Teleflex, Inc.	1,506	441,047
Varian Medical Systems, Inc.(a)	4,760	488,662
Veeva Systems, Inc.(a)	2,086	326,188
Vertex Pharamaceuticals, Inc.(a)	2,440	580,598
Waters Corp.(a)	1,881	342,436
West Pharmaceutical Services, Inc.	3,573	543,989
Zoetis, Inc.	4,416	519,719

		15,068,070

Industrials (21.9%):
Aecom(a)	14,375	429,094

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (continued)

AGCO Corp.	5,697	269,183
Allegion PLC	6,288	578,622
Allison Transmission Holding, Inc.	10,773	351,308
AMERCO, Inc.	1,485	431,467
Ametek, Inc.	7,075	509,541
AO Smith Corp.	9,614	363,505
BWX Technologies, Inc.	7,907	385,150
Carlisle Companies, Inc.	3,700	463,536
Caterpillar, Inc.	3,382	392,447
CH Robinson Worldwide, Inc.	6,249	413,684
Cintas Corp.	1,980	342,976
Copart, Inc.(a)	6,746	462,236
Costar Group, Inc.(a)	684	401,652
CSX Corp.	7,399	423,963
Deere & Co.	2,532	349,821
Donaldson Co., Inc.	9,157	353,735
Dover Corp.	5,438	456,466
Eaton Corp. PLC	6,393	496,672
Emerson Electric Co.	7,515	358,090
Expeditors International of Washington, Inc.	7,668	511,609
Fastenal Co.	13,087	408,969
Flowserve Corp.	8,366	199,864
Fortive Corp.	8,143	449,412
Fortune Brands Home & Security, Inc.	7,803	337,480
General Dynamics Corp.	3,353	443,635
Graco, Inc.	12,559	612,000
HD Supply Holdings, Inc.(a)	14,285	406,123
HEICO Corp.	3,797	283,294
Hexcel Corp.	7,195	267,582
Honeywell International, Inc.	4,160	556,566
Hubbell, Inc.	3,948	452,994
Huntington Ingalls Industries, Inc.	2,533	461,538
IDEX Corp.	3,843	530,757
Illinois Tool Works, Inc.	3,336	474,112
Ingersoll-Rand, Inc.(a)	11,375	282,100
J.B. Hunt Transport Services, Inc.	3,831	353,333
Kansas City Southern	3,693	469,676
Knight-Swift Transportation Holdings, Inc.	7,761	254,561
L3Harris Technologies, Inc.	2,323	418,419
Lennox International, Inc.	2,347	426,661
Masco Corp.	9,616	332,425
Middleby Corp.(a)	3,937	223,937
Nordson Corp.	3,588	484,631
Norfolk Southern Corp.	2,870	419,020
Old Dominion Freight Line, Inc.	3,958	519,526

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (continued)

PACCAR, Inc.	7,535	460,615
Parker Hannifin Corp.	2,443	316,930
Rollins, Inc.	13,542	489,408
Roper Technologies, Inc.	1,865	581,526
Snap-on, Inc.	2,992	325,589
Spirit Aerosystems Holdings, Inc.	4,899	117,233
Teledyne Technologies, Inc.(a)	1,837	546,085
Toro Co.	8,579	558,407
TransDigm Group, Inc.	804	257,433
Transunion	6,282	415,743
Union Pacific Corp.	3,354	473,048
United Rentals, Inc.(a)	2,639	271,553
Verisk Analytics, Inc.	5,243	730,769
Waste Management, Inc.	7,196	666,061
Watsco, Inc.	3,334	526,871
Woodward, Inc.	3,960	235,382
XPO Logistics, Inc.(a)	3,501	170,674
Xylem, Inc.	7,403	482,157

		26,438,856

Information Technology (20.3%):
Advanced Micro Devices, Inc.(a)	6,957	316,404
Akamai Technologies, Inc.(a)	5,915	541,163
Alliance Data Systems Corp.	2,890	97,249
Amphenol Corp.	5,571	406,014
Analog Devices, Inc.	3,612	323,816
ANSYS, Inc.(a)	2,224	517,013
Arista Networks, Inc.(a)	1,286	260,479
Aspen Technology, Inc.(a)	2,916	277,224
Black Knight, Inc.(a)	12,277	712,803
Broadcom, Inc.	1,395	330,755
CACI International, Inc.(a)	2,119	447,427
Cadence Design Systems, Inc.(a)	6,837	451,515
CDW Corp.	3,594	335,212
Ciena Corp.(a)	7,339	292,166
Citrix Systems, Inc.	7,566	1,070,968
Cognex Corp.	6,976	294,527
Cognizant Technology Solutions Corp.	7,530	349,919
Dolby Laboratories, Inc.	7,528	408,093
DXC Technology Co.	8,444	110,194
Entegris, Inc.	8,252	369,442
EPAM Systems, Inc.(a)	2,179	404,553
Euronet Worldwide, Inc.(a)	3,263	279,704
F5 Networks, Inc.(a)	3,273	349,000
Fair Isaac Corp.(a)	1,294	398,151
Fidelity National Information Services, Inc.	4,503	547,745

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Information Technology (continued)

Fiserv, Inc.(a)	4,725	448,828
Fleetcor Technologies, Inc.(a)	1,645	306,858
FLIR Systems, Inc.	9,606	306,335
Fortinet, Inc.(a)	4,668	472,262
Gartner, Inc.(a)	2,782	277,004
Genpact Ltd.	15,342	447,986
IPG Photonics Corp.(a)	2,095	231,037
Jack Henry & Associates, Inc.	4,624	717,830
Juniper Networks, Inc.	21,227	406,285
KLA Corp.	2,436	350,151
Lam Research Corp.	1,370	328,800
Manhattan Associates, Inc.(a)	3,848	191,707
Maxim Integrated Products, Inc.	7,293	354,513
Microchip Technology, Inc.	3,624	245,707
Micron Technology, Inc.(a)	5,676	238,733
Monolithic Power Systems, Inc.	2,578	431,711
National Instruments Corp.	12,090	399,937
NetApp, Inc.	6,001	250,182
NVIDIA Corp.	1,496	394,345
On Semiconductor Corp.(a)	15,523	193,106
Paychex, Inc.	8,135	511,854
Paycom Software, Inc.(a)	1,491	301,197
Paylocity Holding Corp.(a)	2,909	256,923
Qorvo, Inc.(a)	4,756	383,476
RealPage, Inc.(a)	7,637	404,226
Sabre Corp.	22,129	131,225
Seagate Technology PLC	6,525	318,420
Skyworks Solutions, Inc.	3,932	351,442
Ssnc Technologies Holdings, Inc.	6,755	296,004
Synopsys, Inc.(a)	3,378	435,053
TE Connectivity Ltd.	5,594	352,310
Teradyne, Inc.	4,733	256,387
The Trade Desk, Inc.(a)	938	181,034
Trimble, Inc.(a)	11,848	377,122
Tyler Technologies, Inc.(a)	1,961	581,554
Ubiquiti, Inc.	2,583	365,701
Universal Display Corp.	1,478	194,771
VeriSign, Inc.(a)	3,130	563,682
Western Union Co.	27,168	492,556
Wex, Inc.(a)	2,182	228,128
Xilinx, Inc.	2,698	210,282
Zebra Technologies Corp.(a)	1,505	276,318

		24,354,518

Materials (8.5%):
Albemarle Corp.	4,957	279,426

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Materials (continued)

AptarGroup, Inc.	7,088	705,540
Ball Corp.	7,665	495,619
Celanese Corp.	3,717	272,791
CF Industries Holdings, Inc.	7,627	207,454
Crown Holdings, Inc.(a)	8,103	470,298
Eastman Chemical Co.	5,566	259,264
Ecolab, Inc.	3,511	547,120
FMC Corp.	5,710	466,450
International Flavors & Fragrances, Inc.	3,257	332,475
International Paper Co.	11,022	343,115
LyondellBasell Industries N.V., Class A	4,409	218,819
Martin Marietta Materials, Inc.	1,859	351,779
NewMarket Corp.	1,262	483,182
Nucor Corp.	8,687	312,906
Packaging Corp. of America	4,550	395,077
PPG Industries, Inc.	4,779	399,524
Reliance Steel & Aluminum Co.	4,872	426,737
Royal Gold, Inc.	4,043	354,612
RPM International, Inc.	8,578	510,391
Sealed Air Corp.	10,919	269,808
Sherwin-Williams Co.	943	433,327
Sonoco Products Co.	11,946	553,697
Steel Dynamics, Inc.	11,027	248,549
Vulcan Materials Co.	3,693	399,102
Westlake Chemical Corp.	4,854	185,277
Westrock Co.	9,754	275,648

		10,197,987

Real Estate (0.1%):
The Howard Hughes Corp.(a)	1,752	88,511

		88,511

Utilities (11.4%):
AES Corp.	36,881	501,582
Alliant Energy Corp.	16,118	778,338
American Electric Power Co., Inc.	9,371	749,493
American Water Works Co., Inc.	6,721	803,563
Atmos Energy Corp.	7,660	760,102
CenterPoint Energy, Inc.	25,160	388,722
CMS Energy Corp.	13,310	781,962
Consolidated Edison, Inc.	9,757	761,046
DTE Energy Co.	6,976	662,511
Evergy, Inc.	12,630	695,282
Eversource Energy	11,006	860,779
FirstEnergy Corp.	16,014	641,681
IDACORP, Inc.	7,528	660,883

Schedule of Portfolio Investments (concluded)

March 31, 2020
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Utilities (continued)

MDU Resources Group, Inc.	27,125	583,188
NextEra Energy, Inc.	3,597	865,510
OGE Energy Corp.	18,922	581,473
Pinnacle West Capital Corp.	8,675	657,478
PPL Corp.	24,027	592,986
Public Service Enterprise Group, Inc.	13,677	614,234
WEC Energy Group	8,811	776,513

		13,717,326

Total Common Stocks (Cost $148,831,089)		119,315,965

Total Investments (Cost $148,831,089) — 99.6%		119,315,965

Other assets in excess of liabilities — 0.4%		508,397

NET ASSETS - 100.00%		119,824,362

Percentages indicated are based on net assets as of March 31, 2020.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini June Future (U.S. Dollar)	6/19/20	4	$513,940	$4,646

				$4,646

Schedule of Portfolio Investments

March 31, 2020
Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.3%)

Consumer Discretionary (3.9%):
BorgWarner, Inc.	21,675	528,220
Garmin Ltd.	10,996	824,260
Genuine Parts Co.	13,771	927,201
Kohl’s Corp.	12,241	178,596
Lear Corp.	6,933	563,306
Tapestry, Inc.	20,494	265,397

		3,286,980

Consumer Staples (1.4%):
The JM Smucker Co.	10,686	1,186,146

		1,186,146

Energy (5.8%):
Cabot Oil & Gas Corp.	51,596	886,935
ConocoPhillips	16,014	493,231
Halliburton Co.	34,358	235,352
HollyFrontier Corp.	14,821	363,263
Kinder Morgan, Inc.	73,592	1,024,401
Occidental Petroleum Corp.	21,051	243,771
ONEOK, Inc.	17,920	390,835
Phillips 66	11,042	592,403
Schlumberger Ltd.	23,603	318,405
Valero Energy Corp.	9,373	425,159

		4,973,755

Financials (13.2%):
Aflac, Inc.	32,124	1,099,926
Arthur J Gallagher & Co.	17,482	1,424,958
Assurant, Inc.	10,435	1,086,179
BOK Financial Corp.	12,872	547,832
East West BanCorp, Inc.	17,978	462,754
Fidelity National Financial, Inc.	30,685	763,443
First American Financial Corp.	22,974	974,327
Franklin Resources, Inc.	37,185	620,618
Invesco Ltd.	56,713	514,954
New York Community BanCorp, Inc.	82,955	778,947
People’s United Financial, Inc.	70,633	780,494
Santander Consumer USA Holdings, Inc.	42,378	589,478
Signature Bank	8,292	666,594
Synovus Financial Corp.	24,550	431,098
TCF Financial Corp.	22,854	517,872

		11,259,474

Health Care (1.2%):
Encompass Health Corp.	15,643	1,001,621

		1,001,621

Industrials (21.6%):
AO Smith Corp.	20,633	780,134

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (continued)

Caterpillar, Inc.	7,297	846,744
CH Robinson Worldwide, Inc.	13,408	887,610
Deere & Co.	5,407	747,031
Dover Corp.	11,679	980,335
Eaton Corp. PLC	13,769	1,069,714
Emerson Electric Co.	16,111	767,689
Fastenal Co.	28,094	877,938
General Dynamics Corp.	7,194	951,839
Honeywell International, Inc.	8,913	1,192,470
Hubbell, Inc.	8,484	973,454
Illinois Tool Works, Inc.	7,120	1,011,894
Norfolk Southern Corp.	6,120	893,520
PACCAR, Inc.	16,195	990,000
Parker Hannifin Corp.	5,249	680,953
Snap-on, Inc.	6,391	695,469
TransDigm Group, Inc.	1,713	548,485
Union Pacific Corp.	7,197	1,015,065
Waste Management, Inc.	15,479	1,432,736
Watsco, Inc.	7,114	1,124,225

		18,467,305

Information Technology (12.8%):
Alliance Data Systems Corp.	6,201	208,664
Analog Devices, Inc.	7,805	699,718
Broadcom, Inc.	2,993	709,640
DXC Technology Co.	18,103	236,244
Juniper Networks, Inc.	45,633	873,416
KLA Corp.	5,230	751,760
Lam Research Corp.	2,898	695,520
Maxim Integrated Products, Inc.	15,655	760,990
National Instruments Corp.	26,030	861,072
NetApp, Inc.	12,855	535,925
Paychex, Inc.	17,526	1,102,736
Sabre Corp.	47,525	281,823
Seagate Technology PLC	14,066	686,421
Skyworks Solutions, Inc.	8,441	754,457
TE Connectivity Ltd.	12,069	760,106
Western Union Co.	58,437	1,059,463

		10,977,955

Materials (12.8%):
Albemarle Corp.	10,608	597,973
Celanese Corp.	8,005	587,487
CF Industries Holdings, Inc.	16,357	444,910
Eastman Chemical Co.	11,967	557,423
FMC Corp.	12,323	1,006,666
International Flavors & Fragrances, Inc.	7,019	716,500

Schedule of Portfolio Investments (concluded)

March 31, 2020
Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Materials (continued)

International Paper Co.	23,690	737,470
LyondellBasell Industries N.V., Class A	9,469	469,946
Nucor Corp.	18,645	671,593
Packaging Corp. of America	9,822	852,844
Reliance Steel & Aluminum Co.	10,464	916,541
RPM International, Inc.	18,438	1,097,061
Sonoco Products Co.	25,669	1,189,758
Steel Dynamics, Inc.	23,733	534,942
Westrock Co.	20,981	592,923

		10,974,037

Electric Utilities (26.6%):
Alliant Energy Corp.	34,644	1,672,959
American Electric Power Co., Inc.	20,092	1,606,958
Evergy, Inc.	27,117	1,492,791
Eversource Energy	23,648	1,849,511
FirstEnergy Corp.	34,449	1,380,371
OGE Energy Corp.	40,696	1,250,588
Pinnacle West Capital Corp.	18,615	1,410,831
PPL Corp.	51,675	1,275,339
AES Corp.	79,283	1,078,249
CenterPoint Energy, Inc.	54,077	835,490
CMS Energy Corp.	28,552	1,677,429
Consolidated Edison, Inc.	20,989	1,637,142
DTE Energy Co.	15,027	1,427,114
MDU Resources Group, Inc.	58,295	1,253,343
Public Service Enterprise Group, Inc.	29,369	1,318,962
WEC Energy Group	18,924	1,667,772
		22,834,849

Total Common Stocks (Cost $111,668,826)		84,962,122

Total Investments (Cost $111,668,826) — 99.3%		84,962,122

Other assets in excess of liabilities — 0.7%		608,375

NET ASSETS - 100.00%		85,570,497

Percentages indicated are based on net assets as of March 31, 2020.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini June Future (U.S. Dollar)	6/19/20	3	$385,455	$14,303

				$14,303

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.2%)
Australia (5.9%):

Communication Services (0.4%):
Rea Group Ltd.	1,003	47,483
Telstra Corp. Ltd.	38,628	72,920
		120,403
Consumer Staples (0.6%):
Wesfarmers Ltd.	3,351	70,614
Woolworths Group Ltd.	4,194	90,519
		161,133
Energy (0.4%):
Origin Energy Ltd.	14,293	38,495
Santos Ltd.	14,940	31,418
Woodside Petroleum Ltd.	4,108	45,999
		115,912
Financials (1.4%):
ASX Ltd.	1,968	93,289
Commonwealth Bank of Australia	1,916	72,833
Insurance Australia Group Ltd.	20,999	80,056
National Australia Bank Ltd.	5,336	54,729
Suncorp Group Ltd.	10,881	61,086
		361,993
Health Care (1.2%):
Cochlear Ltd.	524	60,398
CSL Ltd.	540	98,511
Ramsay Health Care Ltd.	1,908	67,203
Sonic Healthcare Ltd.	5,478	81,954
		308,066
Industrials (0.5%):
Aurizon Holdings Ltd.	26,214	68,183
Brambles Ltd.	11,890	77,206
		145,389
Information Technology (0.1%):
Wisetech Global Ltd.	1,782	18,737
		18,737
Materials (1.0%):
BHP Group Ltd.	3,718	66,254
BHP Group PLC	3,713	57,727
Fortescue Metals Group Ltd.	6,752	41,518
Newcrest Mining Ltd.	2,715	38,481
Rio Tinto Ltd.	1,179	61,311
		265,291
Utilities (0.3%):
AGL Energy Ltd.	6,437	68,040
		68,040
		1,564,964
Austria (0.3%):

Energy (0.2%):
OMV AG	1,560	43,276
		43,276

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Austria (0.3%): (continued)

Financials (0.1%):
Erste Group Bank AG	2,086	38,836
		38,836
		82,112
Belgium (0.9%):

Financials (0.6%):
Ageas	2,345	98,020
KBC Group N.V.	1,118	51,798
		149,818
Materials (0.3%):
Solvay SA	665	48,672
Umicore	1,116	39,191
		87,863
		237,681
Bermuda (0.5%):

Industrials (0.3%):
Jardine Matheson Holdings Ltd.	1,600	80,000
		80,000
Real Estate (0.2%):
Hongkong Land Holdings Ltd.	15,000	56,250
		56,250
		136,250
Canada (9.2%):

Consumer Discretionary (0.7%):
Dollarama, Inc.	2,015	55,906
Gildan Activewear, Inc.	3,132	39,932
Magna International, Inc.	1,416	45,194
Restaurant Brands International, Inc.	1,188	47,880
		188,912
Consumer Staples (2.0%):
Alimentation Couche-Tard, Inc.	3,305	77,863
Empire Co. Ltd.	3,958	77,438
Loblaw Cos. Ltd.	2,568	132,406
Metro, Inc.	3,899	157,695
Saputo, Inc.	3,502	84,221
		529,623
Energy (1.0%):
Imperial Oil Ltd.	3,774	42,672
Inter Pipeline Ltd.	5,672	33,941
Pembina Pipelines Corp.	3,743	70,226
TC Energy Corp.	2,685	119,357
		266,196
Financials (1.5%):
Great-West Lifeco, Inc.	4,892	84,517
National Bank of Canada	3,481	134,555
Power Corp.	10,436	167,913
		386,985

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Canada (9.2%): (continued)

Industrials (0.8%):
Canadian National Railway Co.	1,383	108,146
Canadian Pacific Railway Ltd.	482	106,378
		214,524
Information Technology (0.9%):
CGI, Inc. (a)	1,858	100,605
Constellation Software, Inc.	72	65,446
Open Text Corp.	2,422	84,704
		250,755
Materials (0.4%):
CCL Industries, Inc.	2,060	62,645
Kirkland Lake Gold Ltd.	1,054	31,048
Teck Resources Ltd., Class B	3,390	25,706
		119,399
Utilities (1.9%):
Canadian Utilities Ltd., Class A	5,245	125,394
Emera, Inc.	4,256	167,869
Fortis, Inc.	5,413	208,772
		502,035
		2,458,429
Chile (0.2%):

Materials (0.2%):
Antofagasta PLC	4,735	45,452
		45,452
		45,452

Denmark (2.6%):

Financials (0.6%):
Danske Bank A/S (a)	4,139	47,037
Tryg A/S	4,057	100,304
		147,341
Health Care (1.0%):
Coloplast A/S	869	126,700
Demant A/S (a)	2,570	57,197
Genmab A/S (a)	366	74,479
		258,376
Industrials (0.5%):
DSV Panalpina A S	842	76,923
Vestas Wind Systems A/S	816	66,637
		143,560
Materials (0.5%):
Christian Hansen Holding A/S	836	62,859
Novozymes A/S, Class B Shares	1,795	82,047
		144,906
		694,183
Finland (1.7%):

Energy (0.3%):
Neste OYJ	2,164	73,609
		73,609

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Finland (1.7%): (continued)

Financials (0.5%):
Nordea Bank ABP (a)	9,454	53,641
Sampo OYJ	2,534	74,375
		128,016
Industrials (0.3%):
Kone OYJ	1,708	97,213
		97,213
Materials (0.4%):
Stora ENSO OYJ, Class R Shares (a)	4,268	43,510
UPM-Kymmene OYJ	2,126	58,814
		102,324
Utilities (0.2%):
Fortum OYJ	3,756	55,391
		55,391
		456,553
France (8.2%):

Consumer Discretionary (1.0%):
Compagnie Generale DES Etablissements Michelin	599	53,536
Hermes International SA	150	103,997
PSA Peugeot Citroen	2,748	36,859
Renault SA	1,029	20,091
SEB SA	440	55,064
		269,547
Financials (0.9%):
Amundi SA	1,163	69,053
CNP Assurances SA	4,669	45,920
Credit Agricole SA	5,731	42,274
Natixis	14,610	47,795
Societe Generale	2,098	35,504
		240,546
Health Care (1.3%):
bioMerieux	924	104,529
Essilorluxottica	552	59,816
Ipsen SA	571	29,704
Orpea	574	60,283
Sartorius Stedim Biotech (a)	420	84,746
		339,078
Industrials (3.3%):
Aeroports de Paris	487	46,958
Airbus Group SE	630	41,220
Bollore	21,379	59,167
Bureau Veritas SA	3,660	69,855
Edenred	1,844	77,444
Eiffage SA	932	66,281
Groupe Eurotunnel SA	6,017	72,911
Legrand SA	1,241	80,019
Safran SA	540	47,716
Schneider Electric SA	968	83,869

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
France (8.2%): (continued)

Industrials (3.3%): (continued)

Teleperformance	327	68,432
Thales SA	817	68,805
Vinci SA	983	81,722
		864,399
Information Technology (0.5%):
ATOS SE	850	57,863
Dassault Systemes SA	450	66,983
		124,846
Materials (0.4%):
Air Liquide SA	877	112,798
		112,798
Utilities (0.8%):
Engie	6,131	63,625
Suez	6,553	67,022
Veolia Environnement	4,219	90,595
		221,242
		2,172,456
Germany (5.1%):

Consumer Discretionary (0.6%):
Bayerische Motoren Werke (BMW) AG	1,223	63,533
Continental AG	481	34,796
Puma SE	815	48,885
		147,214
Consumer Staples (0.3%):
Beiersdorf AG	861	87,871
		87,871
Financials (1.4%):
Deutsche Boerse AG	675	93,032
Hannover Rueck SE	650	93,886
Muenchener Rueckversicherungs-Gesellschaft AG	464	94,187
Talanx AG	2,848	97,220
		378,325
Health Care (0.5%):
Carl Zeiss Meditec AG (a)	541	52,701
Fresenius Medical Care AG	1,239	82,240
		134,941
Industrials (1.2%):
Brenntag AG	1,624	60,576
Deutsche Post AG	3,105	84,819
Fraport AG Frankfurt Airport	1,086	44,185
MTU Aero Engines AG	335	49,255
Rational AG	132	70,414
		309,249
Information Technology (0.2%):
Infineon Technologies AG	2,946	43,624
Wirecard AG	161	18,577
		62,201

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Germany (5.1%): (continued)

Materials (0.6%):
Evonik Industries AG	2,763	58,097
Symrise AG	1,059	99,250
		157,347
Real Estate (0.3%):
Deutsche Wohnen SE	2,028	77,614
		77,614
		1,354,762
Hong Kong (5.7%):

Consumer Discretionary (0.2%):
Techtronic Industries Co.	8,000	51,906
		51,906
Consumer Staples (0.5%):
Sun Art Retail Group Ltd.	50,500	74,911
WH Group Ltd.	48,000	44,889
		119,800
Financials (0.6%):
AIA Group Ltd.	8,400	76,009
Hang Seng Bank	4,600	78,620
		154,629
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	30,000	39,549
		39,549
Industrials (0.6%):
CK Hutchison Holdings Ltd.	12,000	80,955
MTR Corp. Ltd.	17,000	87,823
		168,778
Real Estate (2.5%):
CK Asset Holdings Ltd.	12,000	65,708
Hang Lung Properties Ltd.	38,059	77,272
Henderson Land Development Co. Ltd.	17,000	64,798
New World Development Co. Ltd.	50,000	53,789
Shimao Property Holdings Ltd.	16,500	58,104
Sino Land Co. Ltd.	54,000	68,540
Sun Hung KAI Properties Ltd.	5,230	68,946
Swire Pacific Ltd., Class A	9,500	61,209
Wharf Real Estate Investment	11,000	45,263
Wheelock & Co. Ltd.	16,000	109,178
		672,807
Utilities (1.2%):
CK Infrastructure Holdings Ltd.	17,500	93,002
Hong Kong & China Gas Co. Ltd.	57,000	93,965
Power Assets Holdings Ltd.	23,000	137,510
		324,477
		1,531,946
Ireland (1.5%):

Consumer Staples (0.4%):
Kerry Group PLC	889	103,118
		103,118

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Ireland (1.5%): (continued)

Industrials (0.8%):
DCC PLC	1,040	65,865
Experian PLC	3,184	89,003
Kingspan Group PLC	1,363	73,188
		228,056
Materials (0.3%):
CRH PLC	2,531	69,348
		69,348
		400,522
Israel (1.2%):

Financials (0.6%):
Bank Hapoalim BM	13,054	78,560
Bank Leumi	15,303	84,705
Isracard Ltd.	–	1
		163,266
Information Technology (0.3%):
Nice Ltd. (a)	591	87,373
		87,373
Real Estate (0.3%):
Azrieli Group Ltd.	1,060	61,307
		61,307
		311,946
Italy (2.7%):

Consumer Discretionary (0.2%):
Moncler SpA	1,704	62,546
		62,546
Consumer Staples (0.2%):
Davide Campari - Milano SpA	9,189	66,363
		66,363
Energy (0.6%):
Eni SpA	6,983	70,989
Snam SpA	19,727	91,441
		162,430
Financials (0.8%):
Assicurazioni Generali SpA	6,717	91,910
Intesa Sanpaolo SpA	32,312	53,027
Poste Italiane SpA	6,887	58,623
		203,560
Industrials (0.1%):
Atlantia SpA	2,675	33,712
		33,712
Utilities (0.8%):
ENEL SpA	14,395	100,612
Terna SpA	16,053	102,129
		202,741
		731,352
Japan (21.6%):

Communication Services (1.8%):
KDDI Corp.	3,700	109,785

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (21.6%): (continued)

Communication Services (1.8%): (continued)

Nexon Co. Ltd.	3,700	60,743
Nippon Telegraph & Telephone Corp.	4,400	105,406
NTT DoCoMo, Inc.	4,600	144,491
Z Holdings Corp.	19,100	61,825
		482,250
Consumer Discretionary (3.0%):
Bridgestone Corp.	3,000	92,726
Denso Corp.	2,100	68,190
Fast Retailing Co. Ltd.	200	82,206
Nitori Co. Ltd.	500	67,808
Oriental Land Co. Ltd.	600	77,128
Pan Pacific International Holdings Corp.	5,000	95,293
Panasonic Corp.	10,700	82,109
Shimano ORD	500	71,807
Sumitomo Electric Industries Ltd.	7,400	78,330
Toyota Industries Corp.	1,500	72,272
		787,869
Consumer Staples (0.9%):
KAO Corp.	1,100	90,345
Kose Corp.	400	49,595
Unicharm Corp.	2,300	86,665
		226,605
Energy (0.1%):
INPEX Corp.	6,400	36,241
		36,241
Financials (2.1%):
DAI-Ichi Life Holdings, Inc.	5,300	63,865
Japan Post Bank Co. Ltd.	13,700	127,048
Japan Post Holdings Co. Ltd.	14,000	110,127
ORIX Corp.	6,500	78,628
Sumitomo Mitsui Financial Group, Inc.	3,600	87,832
Sumitomo Mitsui Trust Holdings, Inc.	3,200	92,985
		560,485
Health Care (3.3%):
Chugai Pharmaceutical Co. Ltd.	1,300	151,149
Daiichi Sankyo Co. Ltd.	800	55,318
Eisai Co. Ltd.	1,000	73,770
Hoya Corp.	1,000	85,574
Kyowa Kirin Co. Ltd.	4,500	101,377
M3, Inc.	2,100	62,408
Olympus Corp.	4,200	61,021
Otsuka Holdings Co. Ltd.	1,700	66,903
Shionogi & Co. Ltd.	1,600	79,129
Sysmex Corp.	800	58,383
Terumo Corp.	2,400	83,043
		878,075

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (21.6%): (continued)

Industrials (5.2%):
ANA Holdings, Inc.	4,100	100,641
Central Japan Railway Co.	500	80,551
Daikin Industries Ltd.	600	73,500
East Japan Railway Co.	1,300	98,863
Fanuc Corp.	400	54,525
Japan Airlines Co. Ltd.	4,000	74,040
Komatsu Ltd.	3,300	54,591
Kubota Corp.	5,200	66,820
Marubeni Corp.	12,000	60,162
Mitsubishi Corp.	4,100	87,389
Mitsubishi Electric Corp.	5,800	72,021
Mitsubishi Heavy Industries Ltd.	2,700	68,624
Nidec Corp.	1,000	52,153
Secom Co. Ltd.	1,200	100,165
SMC Corp.	100	42,554
Sumitomo Corp.	6,300	72,604
Tokyu Corp.	5,100	80,644
Toyota Tsusho Corp.	2,400	56,836
West Japan Railway Co.	1,400	96,311
		1,392,994
Information Technology (3.1%):
Canon, Inc.	4,200	92,157
Fujifilm Holdings Corp.	2,300	116,358
Keyence Corp.	300	97,191
Kyocera Corp.	1,600	95,366
Murata Manufacturing Co. Ltd.	1,000	50,898
Nomura Research Institute Ltd.	3,400	72,358
NTT Data Corp.	5,600	54,172
OBIC Co. Ltd.	600	79,025
Omron Corp.	1,000	52,367
TDK Corp.	600	46,768
Tokyo Electron Ltd.	300	56,799
		813,459
Materials (0.9%):
Asahi Kasei Corp.	6,200	44,105
Mitsubishi Chemical Holdings Corp.	10,200	60,986
Nippon Paint Holdings Co. Ltd.	1,400	73,705
Shin-Etsu Chemical Co. Ltd.	700	69,863
		248,659
Real Estate (1.0%):
Daiwa House Industry Co. Ltd.	2,500	62,262
Mitsubishi Estate Co. Ltd.	4,400	65,277
Mitsui Fudosan Co. Ltd.	3,800	66,114
Sumitomo Realty & Development	3,000	73,528
		267,181

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (21.6%): (continued)

Utilities (0.2%):
The Kansai Electric Power Co., Inc.	5,800	64,927
		64,927
		5,758,745
Korea, Republic Of (4.2%):

Communication Services (0.6%):
Naver Corp.	467	65,223
SK Telecom Co. Ltd.	550	79,979
		145,202
Consumer Discretionary (0.3%):
Hyundai Mobis	321	44,701
KIA Motors Corp.	1,956	41,781
		86,482
Consumer Staples (0.2%):
LG Household & Health Care Ltd.	64	58,889
		58,889
Energy (0.1%):
SK Innovation Co. Ltd.	474	33,879
		33,879
Financials (0.8%):
Hana Financial Group, Inc.	2,809	53,309
KB Financial Group, Inc.	2,140	60,744
Samsung Fire & Marine Insurance Co. Ltd.	388	49,090
Shinhan Financial Group Co. Ltd.	2,504	58,835
		221,978
Health Care (0.3%):
Celltrion, Inc. (a)	346	65,086
		65,086
Industrials (0.7%):
LG Corp.	1,400	67,861
Samsung C&T Corp.	1,033	76,041
SK Holdings Co. Ltd.	369	50,778
		194,680
Information Technology (0.9%):
Samsung Electronics Co. Ltd.	1,777	69,710
Samsung SDI Co. Ltd.	311	61,449
Samsung SDS Co. Ltd.	445	54,656
SK Hynix, Inc.	748	51,190
		237,005
Materials (0.3%):
LG Chem Ltd.	269	67,405
		67,405
		1,110,606
Luxembourg (0.5%):

Energy (0.1%):
Tenaris SA	5,751	35,383
		35,383

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Luxembourg (0.5%): (continued)

Health Care (0.2%):
Eurofins Scientific	99	49,230
		49,230
Real Estate (0.2%):
Aroundtown SA	12,413	62,328
		62,328
		146,941
Netherlands (2.0%):

Financials (0.2%):
EXOR N.V.	1,149	59,543
		59,543
Industrials (0.6%):
Randstad N.V.	1,467	52,036
Wolters Kluwer N.V.	1,503	106,359
		158,395
Information Technology (0.6%):
Adyen N.V. (a)	88	74,770
ASML Holding N.V.	279	74,584
		149,354
Materials (0.6%):
AKZO Nobel N.V	1,142	75,562
Koninklijke DSM N.V.	704	80,340
		155,902
		523,194
Norway (1.5%):

Consumer Staples (0.5%):
Mowi ASA	3,294	50,346
Orkla ASA, Class A	10,682	91,610
		141,956
Energy (0.3%):
AKER BP ASA	1,717	21,934
Statoil ASA	3,828	48,366
		70,300
Financials (0.5%):
DNB ASA	4,752	53,449
Gjensidige Forsikring ASA (a)	4,681	80,294
		133,743
Materials (0.2%):
Yara International ASA	1,665	52,821
		52,821
		398,820
Portugal (0.3%):

Consumer Staples (0.3%):
Jeronimo Martins & Filho SA	4,349	78,833
		78,833
		78,833

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Russian Federation (0.1%):
Materials (0.1%):

Evraz PLC	10,129	29,131

		29,131

		29,131

Singapore (3.2%):
Communication Services (0.4%):

Singapore Telecommunications Ltd.	52,500	93,849

		93,849

Consumer Discretionary (0.2%):

Jardine Cycle & Carriage Ltd.	3,800	52,605

		52,605

Consumer Staples (0.3%):

Wilmar International Ltd.	38,100	86,609

		86,609

Financials (1.0%):

DBS Group Holdings Ltd.	6,300	82,336

Oversea-Chinese Banking Corp. Ltd.	16,600	100,939

United Overseas Bank	6,100	83,500

		266,775

Industrials (1.0%):

Keppel Corp. Ltd.	25,400	94,564

Singapore Airlines Ltd.	21,100	85,238

Singapore Tech Engineering Ltd.	38,700	84,977

		264,779

Real Estate (0.3%):

Capitaland Ltd.	42,700	85,646

		85,646

		850,263

Spain (3.1%):
Consumer Discretionary (0.3%):

Industria de Diseno Textil SA	2,794	72,888

		72,888

Energy (0.2%):

Repsol SA	6,031	55,406

		55,406

Financials (0.1%):

Caixabank SA	20,866	39,112

		39,112

Health Care (0.4%):

Grifols SA	2,843	97,175

		97,175

Industrials (0.4%):

ACS Actividades de Construccion y Servicios SA	2,142	42,075

Aena SME SA	594	65,180

		107,255

Information Technology (0.2%):

Amadeus IT Group SA	1,141	54,348

		54,348

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Spain (3.1%): (continued)

Utilities (1.5%):

Endesa SA	4,698	100,855

Iberdrola SA	12,939	128,170

Naturgy Energy Group SA	4,103	72,903

Red Electrica Corp.	5,067	91,429

		393,357

		819,541

Sweden (3.6%):
Communication Services (0.4%):

Telia Co. AB	27,422	99,046

		99,046
Consumer Staples (0.6%):

Essity Aktiebolag, Class B	2,937	90,928

ICA Gruppen AB	1,787	75,556

		166,484
Financials (0.7%):

Skandinavisk Enskilda Banken AB	8,130	55,259

Svenska Handelsbanken AB	9,222	77,572

Swedbank AB, Class A Shares (a)	3,596	40,330

		173,161
Industrials (1.7%):

ALFA Laval AB	3,342	58,242

ASSA Abloy AB	4,025	76,437

Atlas Copco AB, Class A Shares	2,380	80,401

Epiroc AB, Class A	6,317	62,928

Sandvik AB	4,499	64,295

Skanska AB	3,877	59,407

Volvo AB	5,045	60,996

		462,706
Information Technology (0.2%):

Hexagon AB, Class B Shares	1,309	56,154

		56,154

		957,551

Switzerland (8.0%):
Communication Services (0.5%):

Swisscom AG	262	141,661

		141,661
Consumer Discretionary (0.4%):

CIE Financiere Richemont SA	1,115	61,492

Swatch Group AG	282	56,702

		118,194
Consumer Staples (0.9%):

Barry Callebaut AG	54	108,887

Chocoladefabriken Lindt & Spruengli AG	16	135,620

		244,507
Financials (1.4%):

Baloise Holding AG	720	94,967

Julius Baer Group Ltd.	1,582	54,312

Schedule of Portfolio Investments — continued

March 31, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Switzerland (8.0%): (continued)

Financials (1.4%): (continued)

Partners Group Holding AG	156	108,572
Swiss Life Holding AG	302	103,398
		361,249
Health Care (0.8%):
Sonova Holding AG	409	74,140
Straumann Holding AG	108	80,980
Vifor Pharma AG	459	63,810
		218,930
Industrials (1.9%):
ABB Ltd.	5,297	93,624
Geberit AG	258	114,238
Kuehne & Nagel International AG	616	85,059
Schindler Holding AG	432	95,371
SGS SA	51	118,846
		507,138
Information Technology (0.4%):
Stmicroelectronics N.V.	2,152	47,159
Temenos AG	418	55,134
		102,293
Materials (1.7%):
EMS-Chemie Holding AG	141	89,179
Givaudan SA	48	149,423
Glencore PLC	21,323	32,781
Lafargeholcim Ltd.	1,999	73,469
Sika AG	626	104,073
		448,925
		2,142,897
United Kingdom (5.0%):

Communication Services (0.4%):
BT Group PLC	35,837	52,468
Informa PLC	9,026	49,609
		102,077
Consumer Discretionary (0.5%):
Barratt Developments PLC	8,703	47,660
Burberry Group PLC	2,412	39,672
Next PLC	904	45,712
		133,044
Consumer Staples (0.3%):
Associated British Foods PLC	3,114	70,147
		70,147
Financials (1.1%):
3I Group PLC	6,762	66,522
Hargreaves Lansdown PLC	2,533	43,597
Legal & General Group PLC	24,011	57,800
London Stock Exchange Group	757	68,435
Schroders PLC	2,084	64,284
		300,638

Schedule of Portfolio Investments (concluded)

March 31, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
United Kingdom (5.0%): (continued)

Health Care (0.3%):
Smith & Nephew PLC	4,694	83,617
		83,617
Industrials (1.4%):
Ashtead Group PLC	2,568	56,301
Bunzl PLC	3,572	72,280
Ferguson PLC	1,002	62,911
International Consolidated Airlines Group SA	9,035	24,134
Intertek Group PLC	1,355	79,522
Smiths Group PLC	4,798	73,047
		368,195
Information Technology (0.3%):
Halma PLC	3,707	88,431
		88,431
Materials (0.7%):
Anglo American PLC	2,648	46,575
Mondi PLC	3,540	60,709
Rio Tinto PLC	1,425	65,802
		173,086
		1,319,235
United States (0.4%):

Industrials (0.4%):
Waste Connections, Inc.	1,289	100,035
		100,035
		100,035

Total Common Stocks (Cost $33,588,820)		26,414,400

Total Investments (Cost $33,588,820) — 99.2%		26,414,400

Other assets in excess of liabilities — 0.8%		207,722

NET ASSETS - 100.00%		26,622,122

Percentages indicated are based on net assets as of March 31, 2020.

Amounts designated as “—” are 0 or have been rounded to 0.

(a)        Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Index June Future (U.S. Dollar)	6/19/20	1	$77,965	$7,481

				$7,481